Employee Benefit Plan, Comprehensive Text Block (Policies) - EBP: 58-1111076 001	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
EBP, Expense
NOTE 7 – ADMINISTRATIVE EXPENSES

Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Certain other administrative expenses are paid directly by the Company. Investment related expenses are included in net appreciation of fair value of investments.

EBP, Description of Plan [Line Items]
EBP, Expense
NOTE 7 – ADMINISTRATIVE EXPENSES

Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Certain other administrative expenses are paid directly by the Company. Investment related expenses are included in net appreciation of fair value of investments.